Revenues (Details) - Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Service transferred over time [Member]
Disaggregation of Revenue [Line Items]
Service transferred over time	$ 49,450,434	$ 6,333,060	$ 44,684,149	$ 54,619,541